CURRENT AND NON-CURRENT PORTION OF ACCOUNT BALANCES (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Current portion other financial assets	$ 3,353	$ 3,382
Non-current portion other financial assets	4,154	2,845
Other financial assets	7,507	6,227
Current portion of accounts receivable and other	12,984	11,911
Non-current portion of accounts receivable and other	4,709	5,020
Accounts receivable and other	17,693	16,931
Current portion of inventory	6,936	4,578
Non-current portion of inventory	2,825	2,411
Inventory	9,761	6,989
Current portion of accounts payable and other	17,126	14,337
Non-current portion of accounts payable and other	15,469	9,652
Accounts payable and other	32,595	23,989
Current portion of corporate borrowings	0	440
Non-current portion of corporate borrowings	7,060	5,969
Corporate borrowings	7,060	6,409
Current portion of non-recourse borrowings of managed entities	11,039	11,159
Non-current non-recourse borrowings of managed entities	112,332	100,650
Non-recourse borrowings of managed entities	$ 123,371	$ 111,809